ACCOUNTING POLICIES (Financial instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant accounting policies [Abstract]
Held-to-maturity investments	$ 6.1	$ 14.7